Offerings	Jan. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. On March 28, 2025, the registrant filed a prospectus (the "Prospectus") with the Securities and Exchange Commission as part of its registration statement on Form S-3ASR (File No. 333-286230) (the "Registration Statement"), relating to the offer and sale of its common stock having an aggregate offering price of up to $250,000,000 pursuant to the terms of a sales agreement. The registrant is amending the Prospectus to increase the aggregate offering price by $300,000,000 in the aggregate, excluding the $250,000,000 previously registered. The fee is calculated in accordance with Rule 456(b) and Rule 457(r) of the Securities Act of 1933, as amended. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 250,000,000.00
Amount of Registration Fee	$ 38,275.00
Offering Note	See note 1. The registrant previously paid a registration fee of $38,275.00 in connection with the filing of the Prospectus.